Other non-current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets, net
Schedule of other non-current assets, net

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Prepayments for property and equipment, net	—	11,912	1,703
Deposits	5,765	8,640	1,237
Receivables from employees	4,125	1,546	221
Receivables for disposal of subsidiaries (Note 4)	9,318	8,591	1,228
Others	—	65	9
Total	19,208	30,754	4,398

Schedule of provision for other loans receivable

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	7,965	7,682	2,453	351
Addition	682	820	295	42
Write-offs	—	(4,574)	—	—
Reversal	(965)	(1,475)	(341)	(49)
Balance at the end of year	7,682	2,453	2,407	345